RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended
	Nov. 22, 2013	Dec. 31, 2013	Dec. 31, 2014	Nov. 18, 2013
Related Party Transaction [Line Items]
Common shares purchased	16,666,666
Issued warrants value				$ 900,000
Success Fee		1,500,000
Management Agreement compensation		150,000
Aggregate payment for costs incurred		300,000	2,200,000
Corporate and marketing activities related party			100,000
Nordic American Tankers Limited [Member]
Related Party Transaction [Line Items]
Common shares purchased				4,333,566
Common shares purchased price				$ 65,000,000
Sale of Stock, Percentage of Ownership after Transaction				26.00%
Ownership percentage			19.20%